Expenses and other income	12 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Expenses and other income

4    Expenses and other income

	2018	2017	2016
	US$M	US$M	US$M
Employee benefits expense:
Wages, salaries and redundancies	3,653	3,392	3,324
Employee share awards	123	105	140
Social security costs	4	3	2
Pension and other post-retirement obligations	292	273	221
Less employee benefits expense classified as exploration and evaluation expenditure	(82)	(79)	(82)
Changes in inventories of finished goods and work in progress	(142)	(743)	287
Raw materials and consumables used	4,389	3,830	3,985
Freight and transportation	2,294	1,786	1,648
External services	5,217	4,341	4,370
Third party commodity purchases	1,452	1,151	994
Net foreign exchange (gains)/losses	(93)	103	(153)
Government royalties paid and payable	2,168	1,986	1,349
Exploration and evaluation expenditure incurred and expensed in the current period	641	610	419
Depreciation and amortisation expense	6,288	6,184	6,210
Net impairments:
Property, plant and equipment	318	160	170
Goodwill and other intangible assets	14	33	16
Available for sale financial assets	1	–	–
Operating lease rentals	421	391	372
All other operating expenses	1,078	989	819

Total expenses	28,036	24,515	24,091

Losses/(Gains) on disposal of property, plant and equipment	10	(286)	20
Other income	(257)	(376)	(452)

Total other income	(247)	(662)	(432)

Other income is generally income earned from transactions outside the course of the Group’s ordinary activities and may include certain management fees from non-controlling interests and joint venture arrangements, dividend income, royalties, commission income and gains or losses on divestment of subsidiaries or operations.

Recognition and measurement

Income is recognised when it is probable that the economic benefits associated with a transaction will flow to the Group and they can be reliably measured. Dividends are recognised upon declaration.